Significant Accounting Policies - Summary of List of the Subsidiary Companies of the Group (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Arrival Ltd
Disclosure of subsidiaries [line items]
Country of registration	UK
Participation in share capital	100.00%	100.00%
Principal activity and status	R&D
Arrival Nominees Ltd
Disclosure of subsidiaries [line items]
Country of registration	UK
Principal activity and status	Dissolved – February 5, 2019
Arrival Software Ltd
Disclosure of subsidiaries [line items]
Country of registration	UK
Participation in share capital		80.00%
Principal activity and status	Dissolved – January 14, 2020
Sim-ply Designed Ltd
Disclosure of subsidiaries [line items]
Country of registration	UK
Principal activity and status	Dissolved – May 7, 2019
Arrival One Ltd
Disclosure of subsidiaries [line items]
Country of registration	UK
Principal activity and status	Dissolved – March 26, 2019
Arrival Robotics Ltd
Disclosure of subsidiaries [line items]
Country of registration	UK
Participation in share capital	100.00%	100.00%
Principal activity and status	R&D
Arrival R Ltd
Disclosure of subsidiaries [line items]
Country of registration	UK
Participation in share capital	100.00%	100.00%
Principal activity and status	R&D
Arrival M Ltd
Disclosure of subsidiaries [line items]
Country of registration	UK
Participation in share capital		100.00%
Principal activity and status	Dissolved – September 22, 2020
Arrival Jet Ltd
Disclosure of subsidiaries [line items]
Country of registration	UK
Participation in share capital	100.00%	100.00%
Principal activity and status	R&D
Arrival Elements Ltd
Disclosure of subsidiaries [line items]
Country of registration	UK
Participation in share capital		100.00%
Principal activity and status	Dissolved – March 3, 2020
Roborace Ltd
Disclosure of subsidiaries [line items]
Country of registration	UK
Participation in share capital	100.00%
Principal activity and status	R&D
Arrival Management Systems Ltd
Disclosure of subsidiaries [line items]
Country of registration	UK
Participation in share capital		100.00%
Principal activity and status	Dissolved – January 14, 2020
Arrival Automotive UK Ltd
Disclosure of subsidiaries [line items]
Country of registration	UK
Participation in share capital	100.00%	100.00%
Principal activity and status	Manufacturing
Arrival Solutions UK Ltd
Disclosure of subsidiaries [line items]
Country of registration	UK
Participation in share capital	100.00%
Principal activity and status	Services
Arrival Mobility Ltd
Disclosure of subsidiaries [line items]
Country of registration	UK
Participation in share capital	100.00%	100.00%
Principal activity and status	Services
Arrival Vault UK Ltd
Disclosure of subsidiaries [line items]
Country of registration	UK
Participation in share capital	100.00%
Principal activity and status	Services
Arrival Elements B.V
Disclosure of subsidiaries [line items]
Country of registration	NL
Participation in share capital	100.00%	100.00%
Principal activity and status	Distributor
Arrival USA Inc
Disclosure of subsidiaries [line items]
Country of registration	US
Participation in share capital	100.00%	100.00%
Principal activity and status	R&D
Arrival Automotive USA Inc
Disclosure of subsidiaries [line items]
Country of registration	US
Participation in share capital	100.00%	100.00%
Principal activity and status	Manufacturing
ARSNL Merger Sub Inc
Disclosure of subsidiaries [line items]
Country of registration	US
Participation in share capital	100.00%
Principal activity and status	Holding
Roborace Inc
Disclosure of subsidiaries [line items]
Country of registration	US
Participation in share capital	100.00%
Principal activity and status	R&D
Arrival Solutions USA Inc
Disclosure of subsidiaries [line items]
Country of registration	US
Participation in share capital	100.00%
Principal activity and status	Services
Arrival Automotive PTE Ltd
Disclosure of subsidiaries [line items]
Country of registration	SGP
Participation in share capital	100.00%	100.00%
Principal activity and status	Acquisition and holding of participating interests
Arrival RUS LLC
Disclosure of subsidiaries [line items]
Country of registration	Russia
Participation in share capital	100.00%	100.00%
Principal activity and status	R&D
Arrival Robotics LLC
Disclosure of subsidiaries [line items]
Country of registration	Russia
Participation in share capital	100.00%	100.00%
Principal activity and status	R&D
Arrival Germany GmbH
Disclosure of subsidiaries [line items]
Country of registration	GER
Participation in share capital	100.00%	100.00%
Principal activity and status	R&D
Arrival Automotive Germany GmbH
Disclosure of subsidiaries [line items]
Country of registration	GER
Participation in share capital	100.00%	100.00%
Principal activity and status	Manufacturing
Arrival Solutions Germany GmbH
Disclosure of subsidiaries [line items]
Country of registration	GER
Participation in share capital	100.00%
Principal activity and status	Services
Arrival Israel Ltd
Disclosure of subsidiaries [line items]
Country of registration	IL
Participation in share capital	100.00%	100.00%
Principal activity and status	R&D
Arrival LT UAB
Disclosure of subsidiaries [line items]
Country of registration	LT
Participation in share capital	100.00%
Principal activity and status	R&D
Arrival (previously named Arrival Group S.A.)
Disclosure of subsidiaries [line items]
Country of registration	Lux
Participation in share capital	100.00%
Principal activity and status	Holding